Financial Instruments - Summary of Remaining Contractual Maturities Company's Financial Liabilities and Operating and Capital Commitments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deferred payment obligation (note 7(a))	$ 182,000,000
Undiscounted Cash Flow [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	570,000,000	$ 462,000,000
Debt repayments (principal portion)	2,500,000,000	2,530,000,000
Deferred payment obligation (note 7(a))	182,000,000
Other	29,000,000	23,000,000
Financial liabilities	3,283,000,000	3,037,000,000
Capital expenditure commitments	856,000,000	75,000,000
Operating expenditure commitments (2)	619,000,000	161,000,000
Reclamation and closure cost obligations	1,573,000,000	1,786,000,000
Interest payments on debt (note 23)	913,000,000	1,006,000,000
Minimum rental and lease payments	35,000,000	35,000,000
Other	16,000,000	81,000,000
Operating and capital commitment	4,012,000,000	3,144,000,000
Financial liabilities and operating capital commitments	7,295,000,000	6,181,000,000
Undiscounted Cash Flow [member] | Derivatives Designated as Hedges [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative liabilities		$ 22,000,000
Undiscounted Cash Flow [member] | Derivatives Not Designated as Hedges [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative liabilities	2,000,000
Within 1 Year [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Capital expenditure commitments	409,000,000
Within 1 Year [member] | Undiscounted Cash Flow [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	570,000,000
Debt repayments (principal portion)	500,000,000
Deferred payment obligation (note 7(a))	37,000,000
Other	1,000,000
Financial liabilities	1,110,000,000
Capital expenditure commitments	409,000,000
Operating expenditure commitments (2)	218,000,000
Reclamation and closure cost obligations	54,000,000
Interest payments on debt (note 23)	71,000,000
Minimum rental and lease payments	4,000,000
Other	5,000,000
Operating and capital commitment	761,000,000
Financial liabilities and operating capital commitments	1,871,000,000
Within 1 Year [member] | Undiscounted Cash Flow [member] | Derivatives Not Designated as Hedges [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative liabilities	2,000,000
2 to 3 Years [member] | Undiscounted Cash Flow [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deferred payment obligation (note 7(a))	78,000,000
Other	9,000,000
Financial liabilities	87,000,000
Capital expenditure commitments	347,000,000
Operating expenditure commitments (2)	4,000,000
Reclamation and closure cost obligations	54,000,000
Interest payments on debt (note 23)	163,000,000
Minimum rental and lease payments	8,000,000
Other	11,000,000
Operating and capital commitment	587,000,000
Financial liabilities and operating capital commitments	674,000,000
4 to 5 Years [member] | Undiscounted Cash Flow [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Debt repayments (principal portion)	550,000,000
Deferred payment obligation (note 7(a))	67,000,000
Other	2,000,000
Financial liabilities	619,000,000
Capital expenditure commitments	100,000,000
Operating expenditure commitments (2)	245,000,000
Reclamation and closure cost obligations	33,000,000
Interest payments on debt (note 23)	133,000,000
Minimum rental and lease payments	8,000,000
Operating and capital commitment	519,000,000
Financial liabilities and operating capital commitments	1,138,000,000
Over 5 Years [member] | Undiscounted Cash Flow [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Debt repayments (principal portion)	1,450,000,000
Other	17,000,000
Financial liabilities	1,467,000,000
Operating expenditure commitments (2)	152,000,000
Reclamation and closure cost obligations	1,432,000,000
Interest payments on debt (note 23)	546,000,000
Minimum rental and lease payments	15,000,000
Operating and capital commitment	2,145,000,000
Financial liabilities and operating capital commitments	$ 3,612,000,000